Shareholder Report		12 Months Ended
	Sep. 01, 2025	Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key		0000793597
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000014890
Shareholder Report [Line Items]
Fund Name		DWS International Opportunities Fund
Class Name		Class A
Trading Symbol		SGQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 12.50% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's index, the MSCI ACWI ex USA Index, returned 27.35% for the same period.

Style factors played the largest role in the Fund’s underperformance. Growth stocks lagged their value counterparts by a wide margin in the annual period, which was a meaningful headwind for the Fund due to its growth-oriented approach.

At the sector level, stock selection in information technology detracted significantly. Stocks viewed as being vulnerable to corporations’ adoption of AI, including SAP SE (0.6%), Globant SA,* and Capgemini SE (0.5%), were among the most notable detractors. On the plus side, an overweight in the tech sector contributed.

Selection in industrials was an additional detractor. Shares of Experian PLC (0.7%) declined due to weaker-than-expected results, concerns about adverse regulatory changes in the United States, and AI displacement fears. The French construction company Cie de Saint Gobain SA (1.1%) also detracted, as did the British business analytics firm Relx PLC.* The consumer discretionary sector was a further area of weakness, primarily as a result of holdings in the sports gambling-related companies Sportradar AG (0.3%) and Flutter Entertainment.* Outside of these sectors, the Canadian asset-management company Brookfield Corp. (2.5%) was the largest detractor. The stock underperformed due to the combination of rising interest rates and slower deal activity.

The energy sector was an area of strength for the Fund. The oil services company SLB Ltd. (1.1%) outperformed behind better-than-expected earnings, and shares of the French integrated producer TotalEnergies SE (1.9%) rose due to higher energy prices, elevated refining margins, and healthy production growth. The Singapore bank DBS Group Holdings Ltd. (3.6%), which was boosted by strong execution and a favorable interest rate environment, was the leading contributor in the portfolio as a whole. The Dutch bank ING Groep NV (2.9%) was another top performer in financials. Japan-based Fast Retailing Co. Ltd. (1.4%) also contributed positively, as the accelerating global expansion of its UNIQLO brand led to improvements in growth, operating leverage, and profit margins.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	MSCI ACWI ex USA Index
'16	$9,425	$10,000
'16	$9,477	$10,123
'16	$9,140	$9,978
'16	$9,183	$9,747
'16	$9,232	$9,996
'17	$9,484	$10,350
'17	$9,798	$10,515
'17	$9,956	$10,782
'17	$10,244	$11,013
'17	$10,575	$11,370
'17	$10,680	$11,406
'17	$10,916	$11,826
'17	$10,991	$11,888
'17	$11,210	$12,108
'17	$11,299	$12,336
'17	$11,345	$12,436
'17	$11,549	$12,714
'18	$12,157	$13,423
'18	$11,444	$12,790
'18	$11,277	$12,564
'18	$11,392	$12,765
'18	$11,369	$12,470
'18	$11,254	$12,236
'18	$11,434	$12,528
'18	$11,421	$12,266
'18	$11,424	$12,322
'18	$10,292	$11,320
'18	$10,344	$11,427
'18	$9,573	$10,910
'19	$10,369	$11,734
'19	$10,816	$11,963
'19	$11,012	$12,034
'19	$11,543	$12,352
'19	$10,889	$11,689
'19	$11,728	$12,393
'19	$11,652	$12,243
'19	$11,440	$11,865
'19	$11,546	$12,170
'19	$11,894	$12,595
'19	$12,143	$12,706
'19	$12,560	$13,256
'20	$12,383	$12,900
'20	$11,632	$11,881
'20	$10,089	$10,160
'20	$10,997	$10,930
'20	$11,785	$11,288
'20	$12,407	$11,798
'20	$13,011	$12,324
'20	$13,639	$12,852
'20	$13,412	$12,536
'20	$12,968	$12,266
'20	$14,521	$13,916
'20	$15,335	$14,668
'21	$15,120	$14,700
'21	$15,224	$14,991
'21	$15,187	$15,181
'21	$15,838	$15,628
'21	$16,177	$16,117
'21	$16,241	$16,012
'21	$16,429	$15,748
'21	$17,097	$16,048
'21	$16,070	$15,534
'21	$16,677	$15,905
'21	$15,875	$15,188
'21	$16,545	$15,816
'22	$15,128	$15,233
'22	$14,180	$14,932
'22	$14,159	$14,956
'22	$12,767	$14,016
'22	$12,784	$14,117
'22	$11,444	$12,903
'22	$12,291	$13,344
'22	$11,680	$12,915
'22	$10,409	$11,625
'22	$10,899	$11,972
'22	$12,232	$13,385
'22	$11,679	$13,285
'23	$12,905	$14,363
'23	$12,351	$13,858
'23	$12,829	$14,197
'23	$12,969	$14,444
'23	$12,635	$13,919
'23	$13,156	$14,543
'23	$13,469	$15,135
'23	$12,966	$14,451
'23	$12,247	$13,995
'23	$11,636	$13,417
'23	$12,833	$14,625
'23	$13,483	$15,360
'24	$13,501	$15,207
'24	$14,080	$15,592
'24	$14,539	$16,080
'24	$13,945	$15,791
'24	$14,568	$16,249
'24	$14,484	$16,234
'24	$14,961	$16,610
'24	$15,434	$17,083
'24	$15,561	$17,543
'24	$15,005	$16,682
'24	$15,172	$16,531
'24	$14,706	$16,210
'25	$15,528	$16,863
'25	$15,595	$17,097
'25	$15,291	$17,058
'25	$15,689	$17,674
'25	$16,338	$18,484
'25	$16,852	$19,111
'25	$16,462	$19,056
'25	$16,950	$19,717
'25	$17,227	$20,428
'25	$17,362	$20,840
'25	$17,224	$20,835
'25	$17,517	$21,460
'26	$17,909	$22,743
'26	$18,360	$23,885
'26	$16,683	$21,308
'26	$18,058	$23,365
'26	$18,861	$24,541
'26	$18,951	$24,396
'26	$18,693	$24,480
'26	$19,069	$25,110

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	12.50%	2.21%	7.30%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	6.03%	1.00%	6.67%
MSCI ACWI ex USA Index	27.35%	9.37%	9.64%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 494,985,677
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,978,239
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	494,985,677
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	2,978,239

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Financials	23%
Industrials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	5%
Materials	4%
Energy	3%
Consumer Staples	2%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Germany	12%
Netherlands	11%
France	9%
Switzerland	9%
United States	8%
Taiwan	7%
Japan	6%
Korea	6%
United Kingdom	5%
Canada	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	35.1% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6.9%
ASML Holding NV (Netherlands)	4.5%
DBS Group Holdings Ltd. (Singapore)	3.6%
Allianz SE (Germany)	3.5%
Lonza Group AG (Switzerland)	3.2%
SK Hynix, Inc. (Korea)	2.9%
ING Groep NV (Netherlands)	2.9%
Samsung Electronics Co., Ltd. (Korea)	2.8%
Brookfield Corp. (Canada)	2.5%
Schneider Electric SE (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.12% to 1.19%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.
Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.12% to 1.19%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000014893
Shareholder Report [Line Items]
Fund Name		DWS International Opportunities Fund
Class Name		Class C
Trading Symbol		SGQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

Gross expense ratio as of the latest prospectus: 2.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 11.63% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's index, the MSCI ACWI ex USA Index, returned 27.35% for the same period.

Style factors played the largest role in the Fund’s underperformance. Growth stocks lagged their value counterparts by a wide margin in the annual period, which was a meaningful headwind for the Fund due to its growth-oriented approach.

At the sector level, stock selection in information technology detracted significantly. Stocks viewed as being vulnerable to corporations’ adoption of AI, including SAP SE (0.6%), Globant SA,* and Capgemini SE (0.5%), were among the most notable detractors. On the plus side, an overweight in the tech sector contributed.

Selection in industrials was an additional detractor. Shares of Experian PLC (0.7%) declined due to weaker-than-expected results, concerns about adverse regulatory changes in the United States, and AI displacement fears. The French construction company Cie de Saint Gobain SA (1.1%) also detracted, as did the British business analytics firm Relx PLC.* The consumer discretionary sector was a further area of weakness, primarily as a result of holdings in the sports gambling-related companies Sportradar AG (0.3%) and Flutter Entertainment.* Outside of these sectors, the Canadian asset-management company Brookfield Corp. (2.5%) was the largest detractor. The stock underperformed due to the combination of rising interest rates and slower deal activity.

The energy sector was an area of strength for the Fund. The oil services company SLB Ltd. (1.1%) outperformed behind better-than-expected earnings, and shares of the French integrated producer TotalEnergies SE (1.9%) rose due to higher energy prices, elevated refining margins, and healthy production growth. The Singapore bank DBS Group Holdings Ltd. (3.6%), which was boosted by strong execution and a favorable interest rate environment, was the leading contributor in the portfolio as a whole. The Dutch bank ING Groep NV (2.9%) was another top performer in financials. Japan-based Fast Retailing Co. Ltd. (1.4%) also contributed positively, as the accelerating global expansion of its UNIQLO brand led to improvements in growth, operating leverage, and profit margins.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	MSCI ACWI ex USA Index
'16	$10,000	$10,000
'16	$10,051	$10,123
'16	$9,686	$9,978
'16	$9,726	$9,747
'16	$9,770	$9,996
'17	$10,033	$10,350
'17	$10,361	$10,515
'17	$10,522	$10,782
'17	$10,818	$11,013
'17	$11,157	$11,370
'17	$11,263	$11,406
'17	$11,504	$11,826
'17	$11,577	$11,888
'17	$11,800	$12,108
'17	$11,888	$12,336
'17	$11,928	$12,436
'17	$12,132	$12,714
'18	$12,764	$13,423
'18	$12,008	$12,790
'18	$11,825	$12,564
'18	$11,939	$12,765
'18	$11,906	$12,470
'18	$11,778	$12,236
'18	$11,961	$12,528
'18	$11,939	$12,266
'18	$11,935	$12,322
'18	$10,745	$11,320
'18	$10,796	$11,427
'18	$9,985	$10,910
'19	$10,809	$11,734
'19	$11,266	$11,963
'19	$11,464	$12,034
'19	$12,006	$12,352
'19	$11,321	$11,689
'19	$12,185	$12,393
'19	$12,101	$12,243
'19	$11,874	$11,865
'19	$11,976	$12,170
'19	$12,331	$12,595
'19	$12,580	$12,706
'19	$13,005	$13,256
'20	$12,815	$12,900
'20	$12,028	$11,881
'20	$10,428	$10,160
'20	$11,361	$10,930
'20	$12,167	$11,288
'20	$12,796	$11,798
'20	$13,411	$12,324
'20	$14,048	$12,852
'20	$13,803	$12,536
'20	$13,338	$12,266
'20	$14,927	$13,916
'20	$15,754	$14,668
'21	$15,520	$14,700
'21	$15,615	$14,991
'21	$15,567	$15,181
'21	$16,226	$15,628
'21	$16,563	$16,117
'21	$16,614	$16,012
'21	$16,797	$15,748
'21	$17,467	$16,048
'21	$16,405	$15,534
'21	$17,017	$15,905
'21	$16,186	$15,188
'21	$16,858	$15,816
'22	$15,404	$15,233
'22	$14,430	$14,932
'22	$14,400	$14,956
'22	$12,976	$14,016
'22	$12,983	$14,117
'22	$11,615	$12,903
'22	$12,468	$13,344
'22	$11,840	$12,915
'22	$10,544	$11,625
'22	$11,032	$11,972
'22	$12,378	$13,385
'22	$11,810	$13,285
'23	$13,037	$14,363
'23	$12,470	$13,858
'23	$12,944	$14,197
'23	$13,080	$14,444
'23	$12,734	$13,919
'23	$13,251	$14,543
'23	$13,558	$15,135
'23	$13,041	$14,451
'23	$12,311	$13,995
'23	$11,689	$13,417
'23	$12,886	$14,625
'23	$13,528	$15,360
'24	$13,540	$15,207
'24	$14,110	$15,592
'24	$14,559	$16,080
'24	$13,957	$15,791
'24	$14,571	$16,249
'24	$14,481	$16,234
'24	$14,946	$16,610
'24	$15,410	$17,083
'24	$15,523	$17,543
'24	$14,961	$16,682
'24	$15,117	$16,531
'24	$14,645	$16,210
'25	$15,453	$16,863
'25	$15,513	$17,097
'25	$15,201	$17,058
'25	$15,585	$17,674
'25	$16,221	$18,484
'25	$16,721	$19,111
'25	$16,321	$19,056
'25	$16,797	$19,717
'25	$17,061	$20,428
'25	$17,185	$20,840
'25	$17,037	$20,835
'25	$17,315	$21,460
'26	$17,688	$22,743
'26	$18,124	$23,885
'26	$16,460	$21,308
'26	$17,805	$23,365
'26	$18,585	$24,541
'26	$18,664	$24,396
'26	$18,394	$24,480
'26	$18,751	$25,110

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	11.63%	1.43%	6.49%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.63%	1.43%	6.49%
MSCI ACWI ex USA Index	27.35%	9.37%	9.64%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 494,985,677
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,978,239
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	494,985,677
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	2,978,239

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Financials	23%
Industrials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	5%
Materials	4%
Energy	3%
Consumer Staples	2%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Germany	12%
Netherlands	11%
France	9%
Switzerland	9%
United States	8%
Taiwan	7%
Japan	6%
Korea	6%
United Kingdom	5%
Canada	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	35.1% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6.9%
ASML Holding NV (Netherlands)	4.5%
DBS Group Holdings Ltd. (Singapore)	3.6%
Allianz SE (Germany)	3.5%
Lonza Group AG (Switzerland)	3.2%
SK Hynix, Inc. (Korea)	2.9%
ING Groep NV (Netherlands)	2.9%
Samsung Electronics Co., Ltd. (Korea)	2.8%
Brookfield Corp. (Canada)	2.5%
Schneider Electric SE (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.87% to 1.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.
Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.87% to 1.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000014895
Shareholder Report [Line Items]
Fund Name		DWS International Opportunities Fund
Class Name		Class S
Trading Symbol		SCOBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$97	0.91%

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 12.79% for the period ended August 31, 2026. The Fund's index, the MSCI ACWI ex USA Index, returned 27.35% for the same period.

Style factors played the largest role in the Fund’s underperformance. Growth stocks lagged their value counterparts by a wide margin in the annual period, which was a meaningful headwind for the Fund due to its growth-oriented approach.

At the sector level, stock selection in information technology detracted significantly. Stocks viewed as being vulnerable to corporations’ adoption of AI, including SAP SE (0.6%), Globant SA,* and Capgemini SE (0.5%), were among the most notable detractors. On the plus side, an overweight in the tech sector contributed.

Selection in industrials was an additional detractor. Shares of Experian PLC (0.7%) declined due to weaker-than-expected results, concerns about adverse regulatory changes in the United States, and AI displacement fears. The French construction company Cie de Saint Gobain SA (1.1%) also detracted, as did the British business analytics firm Relx PLC.* The consumer discretionary sector was a further area of weakness, primarily as a result of holdings in the sports gambling-related companies Sportradar AG (0.3%) and Flutter Entertainment.* Outside of these sectors, the Canadian asset-management company Brookfield Corp. (2.5%) was the largest detractor. The stock underperformed due to the combination of rising interest rates and slower deal activity.

The energy sector was an area of strength for the Fund. The oil services company SLB Ltd. (1.1%) outperformed behind better-than-expected earnings, and shares of the French integrated producer TotalEnergies SE (1.9%) rose due to higher energy prices, elevated refining margins, and healthy production growth. The Singapore bank DBS Group Holdings Ltd. (3.6%), which was boosted by strong execution and a favorable interest rate environment, was the leading contributor in the portfolio as a whole. The Dutch bank ING Groep NV (2.9%) was another top performer in financials. Japan-based Fast Retailing Co. Ltd. (1.4%) also contributed positively, as the accelerating global expansion of its UNIQLO brand led to improvements in growth, operating leverage, and profit margins.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	MSCI ACWI ex USA Index
'16	$10,000	$10,000
'16	$10,059	$10,123
'16	$9,701	$9,978
'16	$9,750	$9,747
'16	$9,802	$9,996
'17	$10,073	$10,350
'17	$10,408	$10,515
'17	$10,579	$10,782
'17	$10,889	$11,013
'17	$11,240	$11,370
'17	$11,355	$11,406
'17	$11,606	$11,826
'17	$11,690	$11,888
'17	$11,927	$12,108
'17	$12,024	$12,336
'17	$12,076	$12,436
'17	$12,296	$12,714
'18	$12,944	$13,423
'18	$12,191	$12,790
'18	$12,013	$12,564
'18	$12,142	$12,765
'18	$12,118	$12,470
'18	$11,999	$12,236
'18	$12,195	$12,528
'18	$12,184	$12,266
'18	$12,191	$12,322
'18	$10,984	$11,320
'18	$11,044	$11,427
'18	$10,222	$10,910
'19	$11,077	$11,734
'19	$11,555	$11,963
'19	$11,768	$12,034
'19	$12,339	$12,352
'19	$11,640	$11,689
'19	$12,541	$12,393
'19	$12,467	$12,243
'19	$12,240	$11,865
'19	$12,357	$12,170
'19	$12,733	$12,595
'19	$13,002	$12,706
'19	$13,453	$13,256
'20	$13,267	$12,900
'20	$12,465	$11,881
'20	$10,817	$10,160
'20	$11,795	$10,930
'20	$12,640	$11,288
'20	$13,310	$11,798
'20	$13,962	$12,324
'20	$14,639	$12,852
'20	$14,399	$12,536
'20	$13,926	$12,266
'20	$15,599	$13,916
'20	$16,478	$14,668
'21	$16,247	$14,700
'21	$16,363	$14,991
'21	$16,330	$15,181
'21	$17,035	$15,628
'21	$17,403	$16,117
'21	$17,475	$16,012
'21	$17,685	$15,748
'21	$18,403	$16,048
'21	$17,302	$15,534
'21	$17,963	$15,905
'21	$17,100	$15,188
'21	$17,828	$15,816
'22	$16,304	$15,233
'22	$15,288	$14,932
'22	$15,270	$14,956
'22	$13,771	$14,016
'22	$13,794	$14,117
'22	$12,351	$12,903
'22	$13,265	$13,344
'22	$12,610	$12,915
'22	$11,239	$11,625
'22	$11,771	$11,972
'22	$13,217	$13,385
'22	$12,622	$13,285
'23	$13,948	$14,363
'23	$13,353	$13,858
'23	$13,870	$14,197
'23	$14,030	$14,444
'23	$13,668	$13,919
'23	$14,236	$14,543
'23	$14,578	$15,135
'23	$14,038	$14,451
'23	$13,264	$13,995
'23	$12,603	$13,417
'23	$13,902	$14,625
'23	$14,608	$15,360
'24	$14,632	$15,207
'24	$15,264	$15,592
'24	$15,762	$16,080
'24	$15,122	$15,791
'24	$15,801	$16,249
'24	$15,714	$16,234
'24	$16,236	$16,610
'24	$16,753	$17,083
'24	$16,891	$17,543
'24	$16,295	$16,682
'24	$16,477	$16,531
'24	$15,975	$16,210
'25	$16,873	$16,863
'25	$16,947	$17,097
'25	$16,620	$17,058
'25	$17,057	$17,674
'25	$17,767	$18,484
'25	$18,331	$19,111
'25	$17,906	$19,056
'25	$18,445	$19,717
'25	$18,751	$20,428
'25	$18,902	$20,840
'25	$18,755	$20,835
'25	$19,078	$21,460
'26	$19,505	$22,743
'26	$20,005	$23,885
'26	$18,180	$21,308
'26	$19,685	$23,365
'26	$20,565	$24,541
'26	$20,668	$24,396
'26	$20,390	$24,480
'26	$20,804	$25,110

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	12.79%	2.48%	7.60%
MSCI ACWI ex USA Index	27.35%	9.37%	9.64%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 494,985,677
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,978,239
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	494,985,677
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	2,978,239

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Financials	23%
Industrials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	5%
Materials	4%
Energy	3%
Consumer Staples	2%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Germany	12%
Netherlands	11%
France	9%
Switzerland	9%
United States	8%
Taiwan	7%
Japan	6%
Korea	6%
United Kingdom	5%
Canada	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	35.1% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6.9%
ASML Holding NV (Netherlands)	4.5%
DBS Group Holdings Ltd. (Singapore)	3.6%
Allianz SE (Germany)	3.5%
Lonza Group AG (Switzerland)	3.2%
SK Hynix, Inc. (Korea)	2.9%
ING Groep NV (Netherlands)	2.9%
Samsung Electronics Co., Ltd. (Korea)	2.8%
Brookfield Corp. (Canada)	2.5%
Schneider Electric SE (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.87% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.
Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.87% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000070264
Shareholder Report [Line Items]
Fund Name		DWS International Opportunities Fund
Class Name		Institutional Class
Trading Symbol		SGQIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.91%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 12.79% for the period ended August 31, 2026. The Fund's index, the MSCI ACWI ex USA Index, returned 27.35% for the same period.

Style factors played the largest role in the Fund’s underperformance. Growth stocks lagged their value counterparts by a wide margin in the annual period, which was a meaningful headwind for the Fund due to its growth-oriented approach.

At the sector level, stock selection in information technology detracted significantly. Stocks viewed as being vulnerable to corporations’ adoption of AI, including SAP SE (0.6%), Globant SA,* and Capgemini SE (0.5%), were among the most notable detractors. On the plus side, an overweight in the tech sector contributed.

Selection in industrials was an additional detractor. Shares of Experian PLC (0.7%) declined due to weaker-than-expected results, concerns about adverse regulatory changes in the United States, and AI displacement fears. The French construction company Cie de Saint Gobain SA (1.1%) also detracted, as did the British business analytics firm Relx PLC.* The consumer discretionary sector was a further area of weakness, primarily as a result of holdings in the sports gambling-related companies Sportradar AG (0.3%) and Flutter Entertainment.* Outside of these sectors, the Canadian asset-management company Brookfield Corp. (2.5%) was the largest detractor. The stock underperformed due to the combination of rising interest rates and slower deal activity.

The energy sector was an area of strength for the Fund. The oil services company SLB Ltd. (1.1%) outperformed behind better-than-expected earnings, and shares of the French integrated producer TotalEnergies SE (1.9%) rose due to higher energy prices, elevated refining margins, and healthy production growth. The Singapore bank DBS Group Holdings Ltd. (3.6%), which was boosted by strong execution and a favorable interest rate environment, was the leading contributor in the portfolio as a whole. The Dutch bank ING Groep NV (2.9%) was another top performer in financials. Japan-based Fast Retailing Co. Ltd. (1.4%) also contributed positively, as the accelerating global expansion of its UNIQLO brand led to improvements in growth, operating leverage, and profit margins.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI ACWI ex USA Index
'16	$1,000,000	$1,000,000
'16	$1,005,911	$1,012,331
'16	$970,097	$997,776
'16	$974,965	$974,697
'16	$980,100	$999,628
'17	$1,007,615	$1,035,040
'17	$1,041,400	$1,051,545
'17	$1,058,466	$1,078,203
'17	$1,089,116	$1,101,285
'17	$1,124,294	$1,137,021
'17	$1,135,788	$1,140,552
'17	$1,161,213	$1,182,590
'17	$1,169,572	$1,188,779
'17	$1,193,256	$1,210,847
'17	$1,203,357	$1,233,627
'17	$1,208,233	$1,243,648
'17	$1,230,509	$1,271,445
'18	$1,295,623	$1,342,259
'18	$1,220,357	$1,278,968
'18	$1,202,503	$1,256,412
'18	$1,215,456	$1,276,471
'18	$1,213,005	$1,246,998
'18	$1,201,453	$1,223,560
'18	$1,221,057	$1,252,823
'18	$1,220,007	$1,226,601
'18	$1,220,707	$1,232,189
'18	$1,100,282	$1,131,966
'18	$1,106,233	$1,142,680
'18	$1,024,091	$1,090,960
'19	$1,109,639	$1,173,391
'19	$1,157,560	$1,196,318
'19	$1,178,858	$1,203,443
'19	$1,236,008	$1,235,235
'19	$1,166,434	$1,168,939
'19	$1,256,597	$1,239,326
'19	$1,248,787	$1,224,325
'19	$1,226,424	$1,186,513
'19	$1,238,138	$1,217,047
'19	$1,275,765	$1,259,513
'19	$1,302,743	$1,270,616
'19	$1,347,959	$1,325,640
'20	$1,329,297	$1,290,029
'20	$1,248,907	$1,188,059
'20	$1,083,822	$1,016,036
'20	$1,181,797	$1,093,032
'20	$1,266,851	$1,128,804
'20	$1,333,962	$1,179,815
'20	$1,398,920	$1,232,416
'20	$1,466,748	$1,285,172
'20	$1,442,703	$1,253,579
'20	$1,395,690	$1,226,629
'20	$1,562,929	$1,391,629
'20	$1,651,218	$1,466,848
'21	$1,628,420	$1,470,036
'21	$1,639,638	$1,499,137
'21	$1,636,381	$1,518,092
'21	$1,706,946	$1,562,780
'21	$1,743,857	$1,611,664
'21	$1,751,094	$1,601,222
'21	$1,771,721	$1,574,834
'21	$1,844,095	$1,604,769
'21	$1,733,724	$1,553,383
'21	$1,799,585	$1,590,463
'21	$1,713,459	$1,518,847
'21	$1,785,928	$1,581,616
'22	$1,633,535	$1,523,333
'22	$1,531,439	$1,493,180
'22	$1,529,937	$1,495,560
'22	$1,379,421	$1,401,649
'22	$1,382,048	$1,411,710
'22	$1,237,538	$1,290,264
'22	$1,329,124	$1,334,434
'22	$1,263,437	$1,291,515
'22	$1,126,058	$1,162,454
'22	$1,179,358	$1,197,190
'22	$1,324,244	$1,338,515
'22	$1,264,426	$1,328,506
'23	$1,397,298	$1,436,259
'23	$1,338,071	$1,385,844
'23	$1,390,284	$1,419,722
'23	$1,405,871	$1,444,387
'23	$1,370,022	$1,391,872
'23	$1,426,522	$1,454,324
'23	$1,461,201	$1,513,452
'23	$1,407,040	$1,445,096
'23	$1,329,109	$1,399,454
'23	$1,263,257	$1,341,714
'23	$1,393,402	$1,462,488
'23	$1,463,964	$1,535,966
'24	$1,466,339	$1,520,709
'24	$1,529,680	$1,559,209
'24	$1,579,561	$1,607,950
'24	$1,515,428	$1,579,076
'24	$1,583,519	$1,624,915
'24	$1,574,810	$1,623,370
'24	$1,627,066	$1,660,958
'24	$1,678,927	$1,708,261
'24	$1,692,782	$1,754,260
'24	$1,633,004	$1,668,188
'24	$1,651,215	$1,653,088
'24	$1,600,948	$1,620,968
'25	$1,690,958	$1,686,282
'25	$1,698,323	$1,709,687
'25	$1,665,592	$1,705,808
'25	$1,709,369	$1,767,392
'25	$1,780,559	$1,848,361
'25	$1,837,020	$1,911,064
'25	$1,794,470	$1,905,598
'25	$1,848,476	$1,971,716
'25	$1,878,752	$2,042,758
'25	$1,894,299	$2,084,044
'25	$1,879,570	$2,083,512
'25	$1,911,742	$2,145,953
'26	$1,955,025	$2,274,315
'26	$2,004,736	$2,388,528
'26	$1,821,747	$2,130,809
'26	$1,972,595	$2,336,450
'26	$2,060,876	$2,454,069
'26	$2,071,161	$2,439,616
'26	$2,043,305	$2,447,999
'26	$2,084,874	$2,510,959

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	12.79%	2.48%	7.62%
MSCI ACWI ex USA Index	27.35%	9.37%	9.64%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 494,985,677
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,978,239
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	494,985,677
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	2,978,239

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	25%
Financials	23%
Industrials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	5%
Materials	4%
Energy	3%
Consumer Staples	2%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Germany	12%
Netherlands	11%
France	9%
Switzerland	9%
United States	8%
Taiwan	7%
Japan	6%
Korea	6%
United Kingdom	5%
Canada	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	35.1% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6.9%
ASML Holding NV (Netherlands)	4.5%
DBS Group Holdings Ltd. (Singapore)	3.6%
Allianz SE (Germany)	3.5%
Lonza Group AG (Switzerland)	3.2%
SK Hynix, Inc. (Korea)	2.9%
ING Groep NV (Netherlands)	2.9%
Samsung Electronics Co., Ltd. (Korea)	2.8%
Brookfield Corp. (Canada)	2.5%
Schneider Electric SE (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.87% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		Effective December 1, 2025, the Fund changed its name from DWS International Growth Fund to DWS International Opportunities Fund.
Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.87% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.